Changes in Accounting Policies	12 Months Ended
Dec. 31, 2021
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Changes in Accounting Policies
3	CHANGES IN ACCOUNTING POLICIES
The following amendments are mandatory for the first time for the Group’s financial year beginning on January 1, 2021 and are applicable for the Group:
Amendments to IFRS 9 “Financial Instruments”, IAS 39 “Financial Instruments: Recognition and Measurement”, IFRS 7 “Financial Instruments: Disclosures”, IFRS 4 “Insurance Contracts” and IFRS 16 “Leases” – Interest rate benchmark reform – phase 2
The above amendments to IFRS and IAS effective for the financial year beginning on January 1, 2021 do not have a material impact on the Group.
Amendments or revisions to IFRS and IAS effective for the financial year beginning on January 1, 2020 do not have a material impact on the Group.
New standards, annual improvement or interpretation to IFRS and IAS effective for the financial year beginning on January 1, 2019 do not have a material impact on the Group other than IFRS 16 “Leases”. The impact resulting from the adoption of IFRS 16 on the Group’s equity as of January 1, 2019 led to a decrease of equity of RMB3,106 million.
In addition, the IASB also published a number of new standards and amendments to standards which are effective for the Group’s financial year beginning on or after January 1, 2022 and have not been early adopted by the Group (see note 45). Management is assessing the impact of such standards and will adopt the relevant standards in the subsequent periods as required.